As filed with the Securities and Exchange Commission on September 17, 2002

Securities Act File No. 33-80966
Investment Company Act File No. 811-8598

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[x]

Pre-Effective Amendment No	[ ]

Post-Effective Amendment No. 18	[x]

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[x]

Amendment No. 19	[x]

The Commerce Funds
(Exact Name of Registrant as Specified in Charter)

4900 Sears Tower
Chicago, IL 60606
(Address of Principal Executive Offices)

Registrant’s Telephone Number:
800-995-6365

W. Bruce McConnel, III
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, Pennsylvania 19103-6996
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[x]	on October 21, 2002 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[x]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Institutional Shares and Service Shares

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant hereby certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, State of Missouri, on the 17th day of September, 2002.

THE COMMERCE FUNDS
Registrant

/s/ Warren W. Weaver
Warren W. Weaver
President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

* Randall D. Barron

Randall D. Barron	Trustee, Treasurer	September 17, 2002

* David L. Bodde

David L. Bodde	Trustee	September 17, 2002

* John Eric Helsing

John Eric Helsing	Trustee, Chairman	September 17, 2002

* John Joseph Holland

John Joseph Holland	Trustee	September 17, 2002

/s/ Warren W. Weaver

Warren W. Weaver	Trustee, President	September 17, 2002

*By: /s/ Warren W. Weaver

Warren W. Weaver
Attorney-in-Fact

THE COMMERCE FUNDS

POWER OF ATTORNEY

     Know All Men by These Presents, that the undersigned, Warren W. Weaver, hereby constitutes and appoints W. Bruce McConnel his true and lawful attorney, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorney shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorney being hereby ratified and approved.

DATED: October 25, 2000

/s/ Warren W. Weaver
Warren W. Weaver

THE COMMERCE FUNDS

POWER OF ATTORNEY

     Know All Men by These Presents, that the undersigned, John Joseph Holland, hereby constitutes and appoints Warren W. Weaver and W. Bruce McConnel his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: October 25, 2000

/s/ John Joseph Holland
John Joseph Holland

THE COMMERCE FUNDS

POWER OF ATTORNEY

     Know All Men by These Presents, that the undersigned, John Eric Helsing, hereby constitutes and appoints Warren W. Weaver and W. Bruce McConnel his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: October 25, 2000

/s/ John Eric Helsing
John Eric Helsing

THE COMMERCE FUNDS

POWER OF ATTORNEY

     Know All Men by These Presents, that the undersigned, Randall D. Barron, hereby constitutes and appoints Warren W. Weaver and W. Bruce McConnel his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: October 25, 2000

/s/ Randall D. Barron
Randall D. Barron

THE COMMERCE FUNDS

POWER OF ATTORNEY

     Know All Men by These Presents, that the undersigned, David L. Bodde, hereby constitutes and appoints Warren W. Weaver and W. Bruce McConnel his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED: October 25, 2000

/s/ David L. Bodde
David L. Bodde